Income (loss) per share - Income (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (63,984)	€ (20,759)	[1]	€ 3,049
Weighted average number of ordinary shares in circulation (in shares)	78,934,960	66,908,389		58,776,712
Basic income (loss) per share (€ per share) (in EUR per share)	€ (0.81)	€ (0.31)	[2]	€ 0.05
Adjustment for share instruments (in shares)	0	0		570
Diluted income (loss) per share (€ per share) (in EUR per share)	€ (0.81)	€ (0.31)	[2]	€ 0.05

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.